Other Long-Term Assets (Narrative) (Details) - CAD ($) $ in Millions	12 Months Ended
	Aug. 31, 2018	Aug. 31, 2017
Disclosure of fair value measurement of assets [line items]
Amortization	$ 196	$ 134
Discontinued Operations [Member]
Disclosure of fair value measurement of assets [line items]
Amortization	$ 0	$ 12